Supplemental guarantor consolidated balance sheet (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022
Assets
Cash and balances at central banks	$ 261,587	$ 144,183	$ 169,445
Amounts due from banks	24,392	14,901	14,792
Receivables from securities financing transactions measured at amortized cost	86,538	60,010	67,814
Cash collateral receivables on derivative instruments	54,314	32,726	35,032
Loans and advances to customers	651,770	390,130	387,220
Other financial assets measured at amortized cost	64,928	49,179	53,264
Total financial assets measured at amortized cost	1,143,528	691,130	727,568
Financial assets at fair value held for trading	151,098	117,757	107,866
of which: assets pledged as collateral that may be sold or repledged by counterparties	54,165	37,569	36,742
Derivative financial instruments	185,949	114,251	150,108
Brokerage receivables	21,537	21,025	17,576
Financial assets at fair value not held for trading	118,605	66,826	59,796
Total financial assets measured at fair value through profit or loss	477,188	319,859	335,347
Financial assets measured at fair value through other comprehensive income	2,217	2,241	2,239
Investments in subsidiaries and associates	2,691	1,114	1,101
Property, equipment and software	18,325	12,249	12,288
Goodwill and intangible assets	7,569	6,272	6,267
Deferred tax assets	10,342	9,310	9,389
Other non-financial assets	16,919	10,958	10,166
Total assets	1,678,780	1,053,134	1,104,364
Liabilities
Amounts due to banks	99,167	13,595	11,596
Payables from securities financing transactions measured at amortized cost	22,297	9,870	4,202
Cash collateral payables on derivative instruments	41,416	32,238	36,436
Customer deposits	712,546	505,581	525,051
Debt issued measured at amortized cost	230,857	116,312	114,621
Other financial liabilities measured at amortized cost	19,403	10,292	9,575
Total financial liabilities measured at amortized cost	1,125,687	687,889	701,481
Financial liabilities at fair value held for trading	40,364	34,374	29,515
Derivative financial instruments	193,147	116,113	154,906
Brokerage payables designated at fair value	43,852	43,911	45,085
Debt issued designated at fair value	125,050	77,233	73,638
Other financial liabilities designated at fair value	36,122	25,758	30,237
Total financial liabilities measured at fair value through profit or loss	438,534	297,390	333,381
Provisions	14,929	3,937	3,243
Other non-financial liabilities	11,994	6,811	9,040
Total liabilities	1,591,145	996,028	1,047,146
Equity
Equity attributable to shareholders	86,999	56,754	56,876
Equity attributable to non-controlling interests	636	352	342
Total equity	87,635	57,106	57,218	$ 57,184
Total liabilities and equity	$ 1,678,780	$ 1,053,134	$ 1,104,364